Borrowings	12 Months Ended
Jun. 30, 2022
Borrowings [Abstract]
Borrowings
Note 17.  Borrowings
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Current liabilities
Mining hardware finance	61,988	7,163
Capitalized borrowing costs – mining hardware finance	(1,774)	(1,116)
Mining hardware finance accrued interest	189	-
SAFE	-	3,130
Convertible notes	-	63,715
Capitalized borrowing costs – convertible notes	-	(914)
Lease liability	81	5

	60,484	71,983

Non-current liabilities
Mining hardware finance	47,421	12,189
Capitalized borrowing costs – mining hardware finance	(803)	(1,353)
Lease liability	1,185	1,004

	47,803	11,840

	108,287	83,823

Refer to note 25 for further information on financial instruments.

Mining hardware finance
During the year ended 30 June 2021, certain subsidiaries within the Group entered into limited recourse equipment financing and security agreements pursuant to which various mining hardware was financed. These facilities carry an annual contractual interest rate of 12% and are denominated in United States dollars. The facilities are repaid through blended monthly payments of interest and principal with the final payment due to the financier on 25 September 2023.
On 24 March 2022, a subsidiary within the Group entered into a $71,196,000 limited recourse equipment finance and security agreement with NYDIG ABL LLC. The facility has a contractual term of 25 months and is secured by 19,800 Bitmain S19j Pro miners (1.98 EH/s) with an applicable interest rate of 11% per annum. The facilities are repaid through blended monthly payments of principal and interest with the final payment due April 2024. All of the mining hardware facilities held by the Group are contracted directly between the third-party financier and the relevant Canadian subsidiaries of the Group.

SAFE
During the year ended 30 June 2021, on 28 October 2020, the Group entered into a Simple Agreement for Future Equity (‘SAFE’) with a total face value of $2,955,000 and a maturity term of 12 months. The SAFE instruments were to be settled at the earlier of an exit event (being a listing, a share sale or the sale of all or substantially all the assets of the Company) or maturity. Upon initial recognition, an embedded derivative was recognized separately as a derivative liability at fair value (see note 18).

Convertible notes
On 5 January 2021, the Group issued convertible notes with a total face value of $19,606,000. These notes had a maturity term of 12 months and an annual contractual interest rate of 12%. Upon initial recognition, an embedded derivative was recognized separately as a derivative liability at fair value (see note 18).
On 1 April 2021, the Group issued convertible notes with a total face value of $83,345,000. These notes had maturity term of 12 months and an annual contractual interest rate of 12%. Upon initial recognition, an embedded derivative was recognized separately as a derivative liability at fair value (see note 18).

On 8 October 2021, the Group issued convertible notes with a total face value of $111,484,000. These notes had maturity term of 12 months and an annual contractual interest rate of 12%.
All SAFE and convertible note instruments issued by the Group mandatorily converted to ordinary shares on 16 November 2021 immediately prior to the IPO on 17 November 2021. The Group was obliged to repay the notes and accrued interest in cash on maturity, if the notes had not been converted into ordinary shares. See note 21 for further details.

Lease liabilities
A lease liability has been recognized in relation to a 30-year lease of a site in Prince George, British Columbia, Canada which was entered into in March 2021. Another has been recognized in relation to a 3-year lease of a corporate office site in Sydney, Australia which was entered into in May 2022.